Income taxes (Summary of valuation allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 92,298	$ 104,858
Decrease of allowance to income tax provision	(17,937)	(12,560)
Valuation allowance at end of period	$ 74,361	$ 92,298